GENERAL	12 Months Ended
Dec. 31, 2020
Disclosure of general [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General description of the Company and its operations:

          MediWound Ltd. which incorporated in Yavne, Israel (the "Company" or "MediWound"), is biopharmaceutical company develops, manufactures and commercializes novel, cost effective, bio- therapeutic solutions for tissue repair and regeneration. The Company’s strategy is centered around its validated proteolytic enzyme platform technology, focused on next-generation bio-active therapies for burn and wound care and biological medicinal products for tissue repair.

The Company's first innovative biopharmaceutical product, NexoBrid, received marketing authorization from the European Medicines Agency ("EMA") as well as the Israeli, Argentinean, South-Korean, Russian and Peruvian Ministries of Health, for removal of dead or damaged tissue, known as eschar, in adults with deep partial and full thickness thermal burns.

On June 29, 2020, the Company has submitted a Biologics License Application (BLA) to the U.S. Food and Drugs Administration (FDA) seeking the approval of NexoBrid in USA.

On 16 September, 2020, FDA provided the Company with notification of acceptance of the  BLA for review and assigned a Prescription Drug User Fee Act (“PDUFA”) goal date of June 29, 2021.

The Company sells NexoBrid in Europe and in Israel through its commercial organizations while establishing additional local distribution channels to extend its outreach in the European Union. In other territories the company sells NexoBrid through local distribution channels. In 2019, the Company entered into exclusive license and supply agreements with Vericel Corporation (“Vericel”) to commercialize NexoBrid in North America.

The Company second investigational innovative product, EscharEx, is a topical biological drug being developed for debridement of chronic and other hard-to-heal wounds.

The third innovative product candidate, MWPC005, is a topically applied biological drug candidate for the treatment of non-melanoma skin cancers,

b.	The Company's securities are listed for trading on NASDAQ since March 2014.

c.
The Company has three wholly owned subsidiaries: MediWound Germany GmbH, acting as Europe (“EU”) marketing authorization holder and EU sales and marketing arm, MediWound UK Limited and MediWound US, Inc. currantly an inactive companies.

In addition, the Company owns approximately 10% of PolyHeal Ltd., a private life sciences company ("PolyHeal").

d.
The Company awarded two contracts with the U.S. Biomedical Advanced Research and Development Authority ("BARDA"), for the advancement of the development and manufacturing, as well as the procurement of NexoBrid which has initiated on January 2020, as a medical countermeasure as part of BARDA preparedness for mass casualty events.

On March 3, 2020 BARDA has expanded its awarded contract with MediWound providing supplemental funding to support emergency readiness for NexoBrid deployment (see also Note 17a).

e.
The COVID-19 pandemic has developed rapidly in 2020, with a significant number of cases. Measures taken by various governments to contain the virus have affected economic activity.The Company addressed the challenges associated with the COVID-19 pandemic during the year ended 2020, while prioritizing the health and safety of its workforce and maintaining operational efficiency and flexibility.The Company continued its operations and had no impact on its revenues while achieving cost reduction in its Sales and marketing As well as general and administration expenditures.